Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The following describes the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

•Mutual funds and common shares: Valued at the closing price reported on the active market on which the securities are traded.
•Self-directed brokerage account: Includes investments in common stocks, preferred stocks, mutual funds, cash and cash equivalents and bonds, which are valued at quoted market prices at year end.
•Stable value investment contracts: Valued at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the creditworthiness of the issuer (see Note 2).
•Money market funds: Valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.
•Collective investment trusts: The fair value is based on NAV as reported by the trust, which is reported at fair value. Participant transactions (purchases and sales) may occur daily. Issues and redemptions of units are recorded, upon receipt of unit holder’s instructions in good order, based on the next determined NAV per unit, normally each day. In unusual market conditions, in accordance with the trust, the trustee may in its sole discretion impose restrictions on issues and redemptions of units.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table presents the Plan’s investments measured at fair value at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$94,428,441	$—	$—	$94,428,441
The Scotts Miracle-Gro Company common shares	21,392,161	—	—	21,392,161
Self-directed brokerage account	33,026,551	—	—	33,026,551
Stable value investment contracts	—	21,409,173	—	21,409,173
Money market funds	—	96,029	—	96,029
Total investments in the fair value hierarchy	$148,847,153	$21,505,202	$—	$170,352,355
Collective investment trusts, measured at NAV				584,506,818
Total investments at fair value				$754,859,173

The following table presents the Plan’s investments measured at fair value at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$152,983,846	$—	$—	$152,983,846
The Scotts Miracle-Gro Company common shares	23,584,502	—	—	23,584,502
Self-directed brokerage account	31,505,260	—	—	31,505,260
Stable value investment contracts	—	22,968,790	—	22,968,790
Money market funds	—	325,617	—	325,617
Total investments in the fair value hierarchy	$208,073,608	$23,294,407	$—	$231,368,015
Collective investment trusts, measured at NAV				447,033,286
Total investments at fair value				$678,401,301